Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - Prepaid Expenses and Other Current Assets [Member] (Deprecated 2026) - USD ($)		Dec. 31, 2025	Jun. 30, 2025
Schedule of Prepaid Expenses and Other Current Assets [Line Items]
Prepaid tax		$ 451,933	$ 734,428
Prepaid expenses			31,159
Deposit	[1]		907,365
Lease payment accrued	[2]		939,059
Total		10,669,055	2,785,079
Allowance for credit losses- third parties	[3]	(137,629)	(134,829)
Total prepaid expenses and other current assets		10,531,426	2,650,250
Third Parties [Member]
Schedule of Prepaid Expenses and Other Current Assets [Line Items]
Receivables from equity transfer	[4]	9,913,992
Other receivables	[3]	160,132	172,000
Related Party [Member]
Schedule of Prepaid Expenses and Other Current Assets [Line Items]
Receivables from equity transfer	[5]	142,998
Other receivables			$ 1,068

[1]	The deposit was paid by the Company pursuant to the building subcontract agreement and collected from three decoration companies.
[2]	Lease payments accrued represent the amount of the discounted lease liability less than the non-current lease liability, which results from the significant discount of lease payment during the first year (around 90% of the third or fourth year).
[3]	Other receivables mainly represent other receivable items, such as employees’ temporally loan for business, prepaid social funds, refundable from third parties, etc. Included in the other receivables, full allowance provision was made for refundable from third parties of $137,629 and $134,829 as of December 31, 2025 and June 30, 2025.
[4]	Receivables from equity transfer- third parties represents the receivable of proceeds from disposal 100% equity interest of Heliheng.
[5]	Receivables from equity transfer- third parties represents the receivable of proceeds from disposal 20% equity interest of JamBox